Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangible Assets

Goodwill and other intangible assets consisted of the following (in thousands):

	December 31, 2014			December 31, 2013
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Goodwill	$139,304	$—	$139,304	$—	$—	$—
Trade names	27,979	(4,720)	23,259	10,679	(4,185)	6,494
	$167,283	$(4,720)	$162,563	$10,679	$(4,185)	$6,494

Schedule of Expected Amortization of Intangible Asset

Expected amortization of our intangible asset related to Maracay for the next five years and thereafter is (in thousands):

December 31,
2014
2015	$534
2016	534
2017	534
2018	534
2019	534
Thereafter	3,289
Total	$5,959